Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Line Items]
Dividend per share distributed to owners	$ 0.08	$ 0.1
Dividends distributed	$ 1,106	$ 1,382
Bottom of range [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Intended percentage of net post-tax audited consolidated profits attributable to shareholders to pay for cash dividends	25.00%